Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of the grant of equity awards, occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value of any equity award.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material non-public information for the purpose of affecting the value of any equity award.
MNPI Disclosure Timed for Compensation Value	false